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1933 Act/Rule 497(j)

August 26, 2025

VIA EDGAR

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549

RE: Virtus Strategy Trust File Nos. 333-148624 and 811-22167

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus for Virtus Global Allocation Fund that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically and effective on August 26, 2025.

Very truly yours,

/s/ Jennifer Fromm
Jennifer Fromm
Vice President,
Chief Legal Officer,
Counsel and Secretary
Virtus Investment Trust

cc: Ralph Summa

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